TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Amount added (deducted) to unrecognized tax benefits derived from interest and exchange	$ (404)	$ 541	$ 512
Accrued interest liability on uncertain tax positions	171	299
Tax rate	26.50%	25.00%	25.00%
Tax exempt undistributed retained earnings	69,778
Income tax liability, contingent upon distrubution of previously tax exempt earnings	13,956
Privileged Enterprise Status [Member]
Income Taxes [Line Items]
Tax exempt period	2 years
Privileged Enterprise Status [Member] | Minimum [Member]
Income Taxes [Line Items]
Tax reduction period	5 years
Privileged Enterprise Status [Member] | Maximum [Member]
Income Taxes [Line Items]
Tax reduction period	8 years
Preferred Enterprise Status [Member] | 2014 and thereafter [Member] | Development Zone A [Member]
Income Taxes [Line Items]
Tax rate	9.00%
Preferred Enterprise Status [Member] | 2014 and thereafter [Member] | Elsewhere In Israel [Member]
Income Taxes [Line Items]
Tax rate	16.00%
Israeli Tax Authority [Member] | Effect of recently passed tax law
Income Taxes [Line Items]
Tax rate	26.50%
Israeli Tax Authority [Member] | Privileged Enterprise Status [Member]
Income Taxes [Line Items]
Tax benefit, Limitations on Use	The duration of tax benefits is subject to a limitation of the earlier of 7 to 10 years from the commencement year, or 12 years from the first day of the year of election.
Percentage of income required to be derived from export in order to earn available tax benefits	25.00%
Withholding tax rate on dividends distributed	20.00%
Israeli Tax Authority [Member] | Privileged Enterprise Status [Member] | Minimum [Member]
Income Taxes [Line Items]
Tax rate	10.00%
Israeli Tax Authority [Member] | Privileged Enterprise Status [Member] | Maximum [Member]
Income Taxes [Line Items]
Tax rate	25.00%
Foreign Tax Authorities [Member] | U.S. Subsidiary [Member]
Income Taxes [Line Items]
Operating loss carry forward amount	7,977
Operating loss carryforward limitations of use	can be carried forward and offset against taxable income up to 20 years
Portion of NOL carry forward attributable to excess stock deductions	$ 1,962
Foreign Tax Authorities [Member] | U.S. Subsidiary [Member] | Earliest Tax Year [Member]
Income Taxes [Line Items]
Operating loss carry forward expiration date	Dec. 31, 2021
Foreign Tax Authorities [Member] | U.S. Subsidiary [Member] | Latest Tax Year [Member]
Income Taxes [Line Items]
Operating loss carry forward expiration date	Dec. 31, 2031